Other Current Liabilities - Schedule of Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Other Current Liabilities [Abstract]
Professional service fee		¥ 955	¥ 897
Others		3	9
Total	$ 142	¥ 958	¥ 906